Revenue - Revenue Recognition (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition
Total Revenues	$ 186,135	$ 100,716	$ 51,934
Drybulk Segment
Revenue Recognition
Voyage charter revenues	695	165	2,153
Time charter revenue	93,674	65,558	28,624
Total Revenues	94,369	65,723	30,777
Offshore Support Segment
Revenue Recognition
Time charter revenue		3,819	21,157
Total Revenues		3,819	21,157
Tanker Segment
Revenue Recognition
Voyage charter revenues	50,278	16,870
Time charter revenue	6,726	3,988
Total Revenues	57,004	20,858
Gas Carrier Segment
Revenue Recognition
Time charter revenue	34,762	10,316
Total Revenues	34,762	10,316
Consolidated
Revenue Recognition
Voyage charter revenues	50,973	17,035	2,153
Time charter revenue	135,162	83,681	49,781
Total Revenues	$ 186,135	$ 100,716	$ 51,934